SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS	NOTE 9 – SUBSEQUENT EVENTS
During the period between April 1, 2025, and May 15, 2025, the Company issued 148,778 shares in respect of 125,556 exercised warrants for total proceeds of $818.